Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy for Financial Assets and Liabilities
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis:

	As of December 31, 2016				As of December 31, 2015
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$3,699	$89,300	$—	$92,999	$3,674	$127,143	$—	$130,817
Marketable securities	4,064	—	—	4,064	3,485	—	—	3,485
Call option	—	185,750	—	185,750	—	169,037	—	169,037
Foreign exchange contracts	—	3,154	—	3,154	—	1,393	—	1,393
Interest rate contracts	—	6,655	—	6,655	—	12,687	—	12,687
	$7,763	$284,859	$—	$292,622	$7,159	$310,260	$—	$317,419
Liabilities:
Foreign exchange contracts	$—	$(6,089)	$—	$(6,089)	$—	$(525)	$—	$(525)
Cash conversion option	—	(187,546)	—	(187,546)	—	(170,951)	—	(170,951)
Contingent consideration	—	—	(8,754)	(8,754)	—	—	(17,678)	(17,678)
	$—	$(193,635)	$(8,754)	$(202,389)	$—	$(171,476)	$(17,678)	$(189,154)

Summary of Activity for Liabilities with Level 3 Inputs
For liabilities with Level 3 inputs, the following table summarizes the activity for the years ended December 31, 2016 and 2015:

(in thousands)	Contingent Consideration
BALANCE AT DECEMBER 31, 2014	$(17,477)
Additions from acquisitions	(5,476)
Gain included in earnings	5,225
Foreign currency translation adjustments	50
BALANCE AT DECEMBER 31, 2015	$(17,678)
Additions	(692)
Payments	3,120
Gain included in earnings	6,501
Foreign currency translation adjustments	(5)
BALANCE AT DECEMBER 31, 2016	$(8,754)